(ICON)

ANNUAL REPORT        JULY 31, 2000

Prudential
Balanced Fund

Fund Type Stock and Bond

Objective High total investment return consistent with moderate risk

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

Build On The Rock

(GRAPHIC)

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

                        (LOGO)

Build on the Rock

Investment Goals and Style
The Prudential Balanced Fund invests in a diversified portfolio of stocks, bonds, and money market instruments, with a target range of 50% to 60% stocks, 30% to 40% bonds, and 5% to 15% cash. It buys stocks and bonds primarily of larger, more mature companies, but also of some smaller, faster-growing companies. The Fund may invest up to 25% of its assets in bonds rated below investment grade, commonly known as "junk bonds." These are subject to greater credit risk, but also may provide greater returns. There can be no assurance that the Fund will achieve its investment objective.

The managers use quantitative methods to identify
attractive stocks, and sophisticated portfolio
construction techniques intended to limit day-to-day
performance deviations from the Standard & Poor's  500
Composite Stock Price Index (S&P 500 Index). This is accomplished by managing exposure to various risk factors, such as industries, small stocks, economic sectors, and other variables that may affect performance.

Portfolio Composition

Sectors expressed as a percentage of
net assets as of 7/31/00
61.7%   Stocks
33.1    Bonds
5.2     Cash & Equivalents
Holdings are subject to change.

Ten Largest Stock Holdings

Expressed as a percentage of
net assets as of 7/31/00
2.5%   General Electric Co.
       Diversified Operations
2.3    Cisco Systems, Inc.
       Networking
2.2    Intel Corp.
       Electronics
1.4    Microsoft Corp.
       Computer Software & Services
1.4    Exxon Mobil Corp.
       Oil & Gas Equipment & Services
1.3    Pfizer, Inc.
       Pharmaceuticals
1.2    Citigroup Inc.
       Financial Services
1.2    Wal-Mart Stores, Inc.
       Retail
1.1    Oracle Corp.
       Computer Software & Services
1.1    Nortel Networks Corp.
       Telecommunications Equipment
                www.prudential.com  (800) 225-1852

Performance at a Glance

Cumulative Total Returns1                  As of 7/31/00

                               One      Five     Ten       Since
                               Year     Years   Years    Inception2
Class A                        8.85%    70.88%  187.95%  206.93%
Class B                        8.22     64.79   167.33   214.06
Class C                        8.22     64.79     N/A     85.38
Class Z                        9.02      N/A      N/A     62.40
Lipper Balanced Fund Avg.3     6.07     84.11   207.07     ***

Average Annual Total Returns1                     As of 7/31/00

                               One     Five      Ten      Since
                               Year    Years    Years   Inception2
Class A                        3.40%   10.17%   10.59%  10.71%
Class B                        3.22    10.37    10.33    9.29
Class C                        6.13    10.28     N/A    10.65
Class Z                        9.02     N/A      N/A    11.61

Past performance is not indicative of future results.
Principal and investment return will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management LLC and
Lipper Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class
A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service
(12b-1) fees.

2 Inception dates: Class A, 1/22/90; Class B, 9/15/87;
Class C, 8/1/94; and Class Z, 3/1/96.

3 Lipper average returns are for all funds in each share class for the one-, five-, and ten-year periods in the Balanced Fund category. The Lipper average is unmanaged.
Balanced funds' primary strategy is to provide high total investment return by maintaining a balanced portfolio of stocks, bonds, and money market instruments at all times. Typically, the stock/bond/cash ratio ranges around 60/30/10%.

***Lipper since inception returns are 205.86% for Class
A, 251.76% for Class B, 110.40% for
Class C, and 65.40% for Class Z, based on all funds in
each share class.
                                   1

(LOGO)
                              September 15, 2000

Dear Shareholder,
Both the bond and stock holdings of the Prudential
Balanced Fund contributed to the solid 8.85% return to Class A shareholders over the 12 months ended July 31, 2000. This was 3.40% for those paying the maximum one-time Class A share sales charge. The return was almost three percentage points above the Lipper Balanced Fund Average and in line with the return of the overall stock market, as measured by the S&P 500 Index.

Despite the great volatility of technology stocks in the year 2000, the Fund's stock advantage over its benchmark was due to the exceptional return on its technology holdings, which, in aggregate, more than doubled in value over the period. The bond holdings had a solidly positive return over this reporting period, although they trailed their benchmark slightly.

In May, the Fund's portfolio management changed to a team in Prudential's Quantitative Management group. The new team is gradually moving the Fund's separate growth and value stock portfolios into a single "core" equity style, with the goal of outperforming the S&P 500 Index while limiting daily performance differences from the S&P benchmark. The team is also working with the Fund's bond managers to reduce volatility in the bond portfolio.

In addition, shareholders will be asked to approve a merger with the Prudential Active Balanced Fund, which is managed by the same team. Should the merger be approved, the combined Fund will employ a slightly more active approach to managing allocation to stocks and bonds.

Sincerely,

John R. Strangfeld, President
Prudential Balanced Fund

Prudential Balanced Fund

                   Annual Report          July 31, 2000

Investment Adviser's Report

The Prudential Balanced Fund's fiscal year ended July 31,
2000, included a dramatic rise in the prices of technology stocks, a subsequent correction, and a period of extraordinary stock market volatility. For most of this period, the Fund's stocks had been divided into two portfolios: one managed in a value style and one in a growth style. The stock market fluctuated sharply between these two styles. By the end of our reporting period, the net result was a strong advance by growth stocks, while the mid- and large-cap value indexes-such as the Russell Midcap Value Index and the Standard & Poor's 500/Barra Value Index-declined slightly. In this volatile market, the growth portfolio fared particularly well because it had focused on blue-chip companies. These less-speculative growth holdings had excellent returns.

The Fund's largest growth holdings at the beginning of the reporting period were (in descending order): JDS
Uniphase, a leading provider of hardware for fiberoptic communications, whose chips increase the carrying capacity of optical fibers. Although there was a substantial correction in its share price during our reporting period, shares rose 423% over the 12 months.
Cisco Systems shares (see Comments on Largest Stock
Holdings) rose 111%. Enron, a natural gas pipeline company that is the largest buyer and seller of natural gas in the United States, saw its shares rise 75%.
Oracle, the leading developer of large database software systems, gained 295%. Intel shares (see Comments on Largest Stock Holdings) rose 94%.

Among somewhat smaller positions, EMC-the world's leading supplier of intelligent storage and retrieval technology for large enterprises-rose 182%, and Broadcom-a rapidly growing manufacturer of telecommunications chips-rose
272%. Overall, the Fund's technology holdings averaged a little more than a fifth of its stock investments over the reporting period, and these stocks in aggregate returned 117%.

The Fund's value stocks, especially its retail, industrial, real estate investment trusts (REITs), and healthcare holdings, hurt performance. Except for

Prudential Balanced Fund

Holdings expressed as a percentage of the Fund's net assets

Comments on Largest Stock Holdings  As of 7/31/00
----------------------------------------------------------------
2.5%  General Electric Co./Diversified Operations
      The model of a successful conglomerate, GE reports long-term earnings growth of 14.3%. Originally a manufacturer of products for the generation, distribution, and use of electricity, GE now also owns financial services subsidiaries and the National Broadcasting Company (NBC).

2.3%  Cisco Systems, Inc./Networking
      Makes data networking products such as routers, switches, and relays. Provides most of the Internet switching infrastructure for both carriers and corporate entry points as well as internal corporate networks. A long-term, high-growth business with a 28% operating margin and 22% return on equity.

2.2%  Intel Corp./Electronics
      Leading manufacturer of the microprocessors that power personal computers. Produces other semiconductor chips and information technology products. Operating margins of 33%.

1.4%  Microsoft Corp./Computer Software & Services
      The world's largest software company, with expected long-term earnings growth of 22.6% annually.* The company is expanding beyond its dominance of the PC market into cable, Internet, and Internet-related services. Its recently introduced Windows 2000 for mainframe computers has been well received. *Source: Bloomberg. The consensus estimated annual growth rate projected over the next five years as provided by I/B/E/S International, Inc.

1.4%  Exxon Mobil Corp./Oil & Gas Equipment & Services
      The merger of Exxon and Mobil produced the world's largest oil company. It is strong throughout the production chain, from its almost 21 billion barrels of oil equivalent in reserves to its 45,000 service stations in 118 countries. Its shares are modestly priced, by today's standards, for its earnings potential.

      Holdings are subject to change.

                            www.prudential.com (800) 225-1852

Annual Report July 31, 2000

healthcare, these industries are particularly sensitive to economic growth. There was considerable concern during this period that the series of Federal Reserve interest-rate increases would choke off growth.

A shift in strategy
The strategy of diversifying stock holdings by investment style worked well, in that the overall performance of these holdings was significantly ahead of the S&P 500 benchmark, but relatively few holdings were responsible for this lead. In May, the Fund began to shift to a strategy aimed at reducing the risk of deviations-particularly downward deviations-from the benchmark return. REIT holdings were almost entirely eliminated, while other industries were gradually moved closer to benchmark weightings.

Whereas previously the Fund had two equity portfolios, each of which could assume substantial positions in a few industries, the united equity portfolio now will take a large number of smaller deviations from the composition of the overall market. In addition, other characteristics that influence overall portfolio performance-such as company size and industry-are being monitored to reduce the likelihood of an unplanned risk exposure. Within those parameters, the management team selects stocks that, in its view, have a better-than-average likelihood of an above-market return.

Bonds
The Fund's bond holdings slightly trailed the benchmark
Lehman Government/Credit Bond Index, primarily because of credit concerns about some of the corporate holdings in the second quarter of 2000. By and large, the bond portfolio emphasized corporate over government bonds. When the period began, corporates had a much higher yield than Treasuries, and so they appreciated in value as the yield differential on the market shrank. However, some of this capital gain was given back in the year 2000. Moreover, an overrepresentation in the airline sector hurt returns.
In both portfolios, we intend to reduce some of the more significant deviations from the risk profile of the larger market, particularly the portfolio's exposure to risky emerging market and high-yield issues.

Prudential Balanced Fund Management Team

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  94.8%
Common Stocks  61.7%
-------------------------------------------------------------------------------------
Advertising  0.3%
      63,600   Interpublic Group of Companies, Inc.                   $    2,547,975
       3,300   Omnicom Group Inc.                                            280,500
       1,400   Young & Rubicam Inc.                                           79,100
                                                                      --------------
                                                                           2,907,575
-------------------------------------------------------------------------------------
Aerospace  0.4%
      41,800   Boeing Co.                                                  2,048,200
      22,700   General Dynamics Corp.                                      1,281,131
       2,100   Titan Corp.(a)                                                 62,344
                                                                      --------------
                                                                           3,391,675
-------------------------------------------------------------------------------------
Airlines  0.2%
      64,200   AMR Corp.(a)                                                2,122,612
-------------------------------------------------------------------------------------
Apparel
       3,600   NIKE, Inc. (Class 'B' Stock)                                  157,500
-------------------------------------------------------------------------------------
Audio/Visual
       4,000   Polycom, Inc.(a)                                              379,438
-------------------------------------------------------------------------------------
Automobiles  0.7%
      45,600   Dana Corp.                                                  1,045,950
      58,500   Ford Motor Co.                                              2,723,906
      53,676   General Motors Corp.                                        3,056,177
       7,659   Visteon Corp.                                                 107,226
                                                                      --------------
                                                                           6,933,259
-------------------------------------------------------------------------------------
Automotive  0.1%
      22,800   BorgWarner, Inc.                                              773,775
-------------------------------------------------------------------------------------
Banks  0.9%
      26,600   Bank of New York Co., Inc.                                  1,245,212
      65,850   Chase Manhattan Corp.                                       3,271,922
       5,000   Comerica, Inc.                                                255,000
      27,300   Firstar Corp.                                                 539,175
       4,300   SunTrust Banks, Inc.                                          205,863

    6                                      See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      16,700   U.S. Bancorp                                           $      320,431
         400   Wachovia Corp.                                                 22,000
      72,300   Wells Fargo Co.                                             2,986,894
                                                                      --------------
                                                                           8,846,497
-------------------------------------------------------------------------------------
Beverages  1.1%
      17,700   Anheuser-Busch Companies, Inc.                              1,424,850
      64,800   Coca-Cola Co.                                               3,973,050
     123,100   PepsiCo, Inc.                                               5,639,519
                                                                      --------------
                                                                          11,037,419
-------------------------------------------------------------------------------------
Cable & Pay Television Systems  0.1%
      36,800   Comcast Corp. (Class 'A' Stock)(a)                          1,251,775
-------------------------------------------------------------------------------------
Cellular Communications  0.1%
      13,200   Powerwave Technologies, Inc.(a)                               457,875
-------------------------------------------------------------------------------------
Chemicals  1.3%
     458,600   Agrium, Inc. (Canada)                                       3,955,846
      17,800   Air Products & Chemicals, Inc.                                594,075
      93,000   Dow Chemical Co.                                            2,673,750
      39,400   Du Pont (E.I.) de Nemours & Co.                             1,785,313
     167,000   Geon Co.                                                    2,745,062
      82,000   Lyondell Chemical Co.                                       1,148,000
       9,800   Praxair, Inc.                                                 387,713
                                                                      --------------
                                                                          13,289,759
-------------------------------------------------------------------------------------
Commercial Services  0.3%
      17,700   Convergys Corp.(a)                                            797,606
      77,395   Lennar Corp.                                                1,857,477
                                                                      --------------
                                                                           2,655,083
-------------------------------------------------------------------------------------
Computers  3.0%
       8,700   Apple Computer, Inc.(a)                                       442,069
     137,500   Dell Computer Corp.(a)                                      6,041,406
      53,800   Hewlett-Packard Co.                                         5,874,287
      58,100   International Business Machines Corp.                       6,532,619
       4,300   Seagate Technology, Inc.(a)                                   217,956

    See Notes to Financial Statements                                      7

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      81,300   Sun Microsystems, Inc.(a)                              $    8,572,069
      18,200   VERITAS Software Corp.(a)                                   1,855,263
                                                                      --------------
                                                                          29,535,669
-------------------------------------------------------------------------------------
Computer Software & Services  4.5%
       1,200   Adobe Systems Inc.                                            137,400
     120,100   America Online, Inc.(a)                                     6,402,831
      15,600   Electronic Data Systems Corp.                                 670,800
     106,600   EMC Corp.(a)                                                9,074,325
      11,800   Intuit Inc.(a)                                                401,200
     198,300   Microsoft Corp.(a)                                         13,843,819
     149,400   Oracle Corp.(a)                                            11,233,012
      84,300   PeopleSoft, Inc.(a)                                         1,838,794
       4,100   Rational Software Corp.(a)                                    417,175
       5,200   Symantec Corp.                                                266,500
                                                                      --------------
                                                                          44,285,856
-------------------------------------------------------------------------------------
Consumer Products  0.1%
      25,800   Eastman Kodak Co.                                           1,415,775
-------------------------------------------------------------------------------------
Containers & Packaging  0.1%
      91,800   Crown Cork & Seal Co., Inc.                                 1,279,463
-------------------------------------------------------------------------------------
Data Processing/Management  0.2%
      21,100   Automatic Data Processing, Inc.                             1,045,769
         900   CSG Systems International, Inc.(a)                             47,869
       9,600   First Data Corp.                                              442,200
       7,300   Fiserv, Inc.(a)                                               407,431
                                                                      --------------
                                                                           1,943,269
-------------------------------------------------------------------------------------
Diversfied Consumer Products  0.9%
      66,300   Colgate-Palmolive Co.                                       3,692,081
      37,900   Gillette Co.                                                1,106,206
      37,500   Illinois Tool Works, Inc.                                   2,146,875
      28,500   Procter & Gamble Co.                                        1,620,938
                                                                      --------------
                                                                           8,566,100

    8                                      See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Diversified Operations  3.2%
       4,000   Corning, Inc.                                          $      935,750
     490,050   General Electric Co.                                       25,206,947
      31,200   Honeywell International Inc.                                1,049,100
      26,900   JDS Uniphase Corp.(a)                                       3,177,562
     121,300   Tomkins PLC (ADR) (United Kingdom)                          1,592,063
                                                                      --------------
                                                                          31,961,422
-------------------------------------------------------------------------------------
Electrical Services  1.1%
       8,000   Calpine Corp.(a)                                              570,000
      62,700   Duke Energy Corp.                                           3,867,806
      22,300   Entergy Corp.                                                 604,888
      40,400   PECO Energy Co.                                             1,724,575
      60,000   PG&E Corp.                                                  1,552,500
       9,100   Southern Co.                                                  222,381
      74,000   TXU Corp.                                                   2,312,500
                                                                      --------------
                                                                          10,854,650
-------------------------------------------------------------------------------------
Electronics  4.7%
       2,860   Agilent Technologies, Inc.(a)                                 116,545
      24,200   Altera Corp.(a)                                             2,376,137
      72,800   Applied Materials, Inc.(a)                                  5,523,700
      18,300   Broadcom Corp.(a)                                           4,103,775
      14,400   Emerson Electric Co.                                          879,300
     326,400   Intel Corp.                                                21,787,200
       6,600   Jabil Circuit, Inc.(a)                                        330,413
      87,000   LSI Logic Corp.(a)                                          2,947,125
       7,000   Microchip Technology, Inc.(a)                                 486,063
     125,400   Motorola, Inc.                                              4,146,037
      37,800   Sanmina Corp.(a)                                            3,510,675
       6,700   Sawtek Inc.(a)                                                356,775
       2,200   Symbol Technologies, Inc.                                      87,725
                                                                      --------------
                                                                          46,651,470
-------------------------------------------------------------------------------------
Entertainment  0.4%
      93,700   Walt Disney Co.                                             3,625,019

    See Notes to Financial Statements                                      9

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Financial Services  6.7%
      60,200   American Express Co.                                   $    3,412,587
     113,000   Associates First Capital Corp. (Class 'A' Stock)            2,959,188
      71,900   Bank of America Corp.                                       3,406,262
      43,246   Bear, Stearns & Co. Inc.                                    2,329,878
     168,700   Citigroup Inc.                                             11,903,894
       3,600   Countrywide Credit Industries, Inc.                           126,675
      41,200   Edwards (A.G.), Inc.                                        2,178,450
      25,100   Federal Home Loan Mortgage Corp.                              989,881
      43,900   Federal National Mortgage Assoc.                            2,189,513
      32,500   FleetBoston Financial Corp.                                 1,163,906
       3,900   Golden West Financial Corp.                                   179,400
      15,500   Goldman, Sachs & Co.                                        1,533,531
      12,300   Household International, Inc.                                 548,119
      36,400   Lehman Brothers Holdings Inc.                               4,090,450
     173,850   MBNA Corp.                                                  5,802,244
      12,430   Mellon Financial Corp.                                        468,456
      17,600   Merrill Lynch, Pierce, Fenner & Smith, Inc.                 2,274,800
      15,800   Morgan (J.P.) Securities, Inc.                              2,109,300
      53,100   Morgan Stanley Dean Witter & Co.                            4,845,375
       3,200   Northern Trust Corp.                                          239,600
       9,800   PaineWebber Incorporated                                      678,650
      57,400   PNC Financial Services Group                                2,920,225
      48,600   Providian Financial Corp.                                   4,954,162
       4,000   State Street Corp.                                            401,500
      32,200   Stilwell Financial, Inc.(a)                                 1,418,813
     100,000   Washington Mutual, Inc.                                     3,212,500
                                                                      --------------
                                                                          66,337,359
-------------------------------------------------------------------------------------
Foods  0.4%
       7,200   Bestfoods                                                     501,300
         300   General Mills, Inc.                                            10,313
       4,000   Heinz (H.J.) Co.                                              159,750
      73,800   Nabisco Group Holdings Corp.                                1,955,700
      13,200   Sara Lee Corp.                                                243,375
         700   SYSCO Corp.                                                    27,562
      13,700   Unilever NV                                                   606,225
                                                                      --------------
                                                                           3,504,225

    10                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Funeral Services  0.1%
     278,700   Service Corp. International(a)                         $      714,169
-------------------------------------------------------------------------------------
Health Care Services/Hospital Management  0.6%
      68,200   Tenet Healthcare Corp.(a)                                   2,075,837
      42,000   UnitedHealth Group Inc.                                     3,436,125
                                                                      --------------
                                                                           5,511,962
-------------------------------------------------------------------------------------
Household & Personal Care Products  0.1%
      17,700   Kimberly-Clark Corp.                                        1,016,644
-------------------------------------------------------------------------------------
Insurance  2.3%
      29,200   Aetna, Inc.                                                 1,620,600
     106,400   Allstate Corp.                                              2,932,650
       3,800   American General Corp.                                        253,413
     117,422   American International Group, Inc.                         10,296,398
      37,800   Chubb Corp.                                                 2,797,200
       2,900   Cincinnati Financial Corp.                                    109,475
       2,000   Hartford Financial Services Group, Inc.                       128,500
       2,300   Marsh & McLennan Companies, Inc.                              280,600
      65,900   SAFECO Corp.                                                1,519,819
      78,400   Selective Insurance Group, Inc.                             1,445,500
      60,300   Torchmark Corp.                                             1,499,962
                                                                      --------------
                                                                          22,884,117
-------------------------------------------------------------------------------------
Internet Service/Software  0.6%
      30,100   Software.com, Inc.(a)                                       3,036,337
      25,500   Yahoo! Inc.(a)                                              3,281,531
                                                                      --------------
                                                                           6,317,868
-------------------------------------------------------------------------------------
Machinery  0.5%
       3,800   Caterpillar Inc.                                              129,438
      37,800   Deere & Co.                                                 1,457,662
      35,300   Ingersoll-Rand Co.                                          1,385,525
     129,700   United Dominion Industries, Ltd. (Canada)                   2,131,944
                                                                      --------------
                                                                           5,104,569

    See Notes to Financial Statements                                     11

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Manufacturing  0.5%
       4,600   Danaher Corp.                                          $      234,312
      29,700   Donaldson Co., Inc.                                           569,869
      14,800   Minnesota Mining & Manufacturing Co.                        1,332,925
      43,100   Tyco International Ltd.                                     2,305,850
                                                                      --------------
                                                                           4,442,956
-------------------------------------------------------------------------------------
Media  1.2%
       4,100   Gannett Co., Inc.                                             220,887
      14,600   Seagram Co., Ltd.                                             818,512
      60,800   Time Warner Inc.                                            4,662,600
      86,919   Viacom Inc. (Class 'B' Stock)(a)                            5,763,816
                                                                      --------------
                                                                          11,465,815
-------------------------------------------------------------------------------------
Medical Products & Services  1.1%
      36,250   Cardinal Health, Inc.                                       2,664,375
         600   Express Scripts, Inc. (Class 'A' Stock)(a)                     38,550
      76,900   Johnson & Johnson                                           7,156,506
      35,600   Manor Care, Inc.(a)                                           351,550
       3,900   MiniMed Inc.(a)                                               491,644
       2,500   PE Corp-PE Biosystems Group                                   217,969
                                                                      --------------
                                                                          10,920,594
-------------------------------------------------------------------------------------
Medical Technology  0.7%
      90,900   Abbott Laboratories                                         3,783,712
      45,600   Amgen Inc.(a)                                               2,961,150
       7,200   IMS Health, Inc.                                              130,050
                                                                      --------------
                                                                           6,874,912
-------------------------------------------------------------------------------------
Metals-Non Ferrous  0.4%
     115,688   Alcoa Inc.                                                  3,499,562
         200   UCAR International Inc.(a)                                      2,812
                                                                      --------------
                                                                           3,502,374
-------------------------------------------------------------------------------------
Mining
       2,300   Newmont Mining Corp.                                           40,825
-------------------------------------------------------------------------------------
Networking  2.4%
     345,100   Cisco Systems, Inc.(a)                                     22,582,481

    12                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      10,400   Network Appliance, Inc.(a)                             $      896,350
       3,900   Network Associates, Inc.(a)                                    74,831
                                                                      --------------
                                                                          23,553,662
-------------------------------------------------------------------------------------
Office Equipment & Supplies
      13,500   Xerox Corp.                                                   200,813
-------------------------------------------------------------------------------------
Oil & Gas Equipment & Services  3.1%
      56,100   Baker Hughes, Inc.                                          1,942,462
       7,900   BJ Services Co.(a)                                            461,163
       2,500   Coastal Corp.                                                 144,375
       2,300   El Paso Energy Corp.                                          111,263
      66,500   Enron Corp.                                                 4,896,062
     172,900   Exxon Mobil Corp.                                          13,832,000
      47,636   KeySpan Corp.                                               1,512,443
     134,600   McDermott International, Inc.                               1,001,087
       8,600   Nabors Industries, Inc.(a)                                    357,975
      11,000   Schlumberger, Ltd.                                            813,312
       6,900   Smith International, Inc.(a)                                  492,488
     164,000   Western Gas Resources, Inc.                                 2,993,000
      56,300   Williams Companies, Inc.                                    2,350,525
                                                                      --------------
                                                                          30,908,155
-------------------------------------------------------------------------------------
Oil & Gas Exploration/Production  2.4%
      34,900   Anadarko Petroleum Corp.                                    1,668,656
      12,800   Apache Corp.                                                  636,800
      28,100   Chevron Corp.                                               2,219,900
      12,300   Conoco, Inc. (Class 'B' Stock)                                283,669
       7,600   ENSCO International Inc.                                      256,500
      17,400   Global Marine Inc.(a)                                         492,638
      41,400   Noble Affiliates, Inc.                                      1,242,000
      27,300   Phillips Petroleum Co.                                      1,387,181
     401,000   Pioneer Natural Resources Co.(a)                            4,310,750
     104,300   Royal Dutch Petroleum Co. (ADR) (Netherlands)               6,075,475
      74,700   Texaco, Inc.                                                3,692,981
      41,500   USX - Marathon Group                                        1,008,969
                                                                      --------------
                                                                          23,275,519

    See Notes to Financial Statements                                     13

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
Paper & Forest Products  0.3%
      10,400   International Paper Co.                                $      353,600
     292,200   Louisiana-Pacific Corp.                                     2,830,687
       1,800   Weyerhaeuser Co.                                               82,238
                                                                      --------------
                                                                           3,266,525
-------------------------------------------------------------------------------------
Pharmaceuticals  3.7%
       4,900   American Home Products Corp.                                  260,006
     118,800   Bristol-Myers Squibb Co.                                    5,895,450
       8,000   Forest Laboratories, Inc.(a)                                  856,000
      55,700   Lilly (Eli) & Co.                                           5,785,837
     121,300   Merck & Co., Inc.                                           8,695,694
     294,125   Pfizer, Inc.                                               12,684,141
      22,542   Pharmacia & Upjohn, Inc.                                    1,234,175
      32,300   Schering-Plough Corp.                                       1,394,956
                                                                      --------------
                                                                          36,806,259
-------------------------------------------------------------------------------------
Publishing  0.2%
      96,200   Donnelley (R.R.) & Sons Co.                                 2,140,450
-------------------------------------------------------------------------------------
Railroads
       8,550   Kansas City Southern Industries, Inc.(a)                       59,316
-------------------------------------------------------------------------------------
Real Estate Investment Trust
      27,400   Prison Realty Corp.                                            75,350
-------------------------------------------------------------------------------------
Restaurants
       7,200   McDonald's Corp.                                              226,800
-------------------------------------------------------------------------------------
Retail  3.7%
       5,400   Albertson's, Inc.                                             163,013
      31,800   Bed Bath & Beyond Inc.(a)                                   1,170,638
      34,000   Best Buy Co., Inc.(a)                                       2,473,500
       7,200   CDW Computer Centers, Inc.(a)                                 344,700
      63,100   CVS Corp.                                                   2,488,506
     104,900   Dillard's, Inc.                                             1,435,819
       3,900   Dollar Tree Stores, Inc.(a)                                   165,994

    14                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      82,000   Home Depot, Inc.                                       $    4,243,500
     321,500   Kmart Corp.(a)                                              2,250,500
      35,200   Kohl's Corp.(a)                                             1,997,600
      82,600   Lowe's Companies, Inc.                                      3,484,687
      51,100   Sears Roebuck & Co.                                         1,526,612
      28,600   Target Corp.                                                  829,400
     116,300   The Limited, Inc.                                           2,376,881
     215,400   Wal-Mart Stores, Inc.                                      11,833,537
                                                                      --------------
                                                                          36,784,887
-------------------------------------------------------------------------------------
Semiconductors  1.6%
       3,900   Advanced Micro Devices, Inc.(a)                               280,556
      12,700   Analog Devices, Inc.(a)                                       849,312
      20,200   Atmel Corp.(a)                                                604,738
      10,400   KLA-Tencor Corp.(a)                                           553,800
      11,200   Linear Technology Corp.                                       618,800
       5,600   Micrel, Inc.(a)                                               280,350
      20,200   Micron Technology, Inc.                                     1,646,300
      32,100   Novellus Systems, Inc.(a)                                   1,731,394
      11,200   QLogic Corp.(a)                                               834,400
       3,300   Semtech Corp.(a)                                              264,619
       4,200   Teradyne, Inc.(a)                                             266,175
      70,300   Texas Instruments Inc.                                      4,125,731
       5,600   TranSwitch Corp.(a)                                           447,300
      12,400   TriQuint Semiconductor, Inc.(a)                               475,075
      34,400   Vitesse Semiconductor Corp.(a)                              2,051,100
      14,000   Xilinx Inc.(a)                                              1,050,875
                                                                      --------------
                                                                          16,080,525
-------------------------------------------------------------------------------------
Telecommunications  3.2%
     135,549   AT&T Corp.                                                  4,193,547
      82,800   BellSouth Corp.                                             3,296,475
      34,600   Comverse Technology, Inc.                                   3,036,150
      25,161   General Motors Corp. (Class 'H' Stock)                        651,041
      86,400   Lucent Technologies Inc.                                    3,780,000
     170,600   SBC Communications, Inc.                                    7,261,163
      37,400   Sprint Corp.                                                1,332,375

    See Notes to Financial Statements                                     15

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Shares         Description                                            Value (Note 1)
------------------------------------------------------------------------------------------
      92,060   Verizon Communications                                 $    4,326,820
     100,850   WorldCom, Inc.(a)                                           3,939,453
                                                                      --------------
                                                                          31,817,024
-------------------------------------------------------------------------------------
Telecommunications Equipment  1.6%
      62,400   ADC Telecommunications, Inc.(a)                             2,616,900
     149,100   Nortel Networks Corp.                                      11,089,312
      37,800   QUALCOMM Inc.(a)                                            2,454,638
         800   Scientific-Atlanta, Inc.                                       61,600
                                                                      --------------
                                                                          16,222,450
-------------------------------------------------------------------------------------
Tobacco  0.3%
      82,400   Philip Morris Co., Inc.                                     2,080,600
      42,166   R.J. Reynolds Tobacco Holdings, Inc.                        1,196,460
                                                                      --------------
                                                                           3,277,060
-------------------------------------------------------------------------------------
Tools  0.2%
      56,900   Snap-on, Inc.                                               1,717,669
-------------------------------------------------------------------------------------
Travel Services  0.1%
      57,524   Sabre Holdings Corp.(a)                                     1,405,743
                                                                      --------------
               Total common stocks (cost $539,388,278)                   610,779,531
                                                                      --------------

DEBT OBLIGATIONS  33.1%
Corporate Bonds  20.1%
Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
------------------------------------------------------------------------------------------
Aerospace  0.3%
                                Litton Industries, Inc., Sr. Note,
Baa2           $      400        8.00%, 10/15/09                             401,480
                                Northrop-Grumman Corp.,
Baa3                  900        7.875%, 3/1/26                              859,932
                                Raytheon Co., Note,
Baa2                1,300        6.50%, 7/15/05                            1,233,856
                                                                      --------------
                                                                           2,495,268

    16                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
------------------------------------------------------------------------------------------
Airlines  0.8%
                                Continental Airlines, Inc., Notes,
Aa3            $    1,392       7.461%, 4/1/15                        $    1,346,108
Ba2                   810       8.00%, 12/15/05                              756,386
                                Delta Air Lines Inc., Note,
Baa3                  500        7.90%, 12/15/09                             473,990
                                United Airlines, Inc.,
Baa3                5,000        10.67%, 5/1/04                            5,210,450
                                                                      --------------
                                                                           7,786,934
-------------------------------------------------------------------------------------
Asset Backed Securities  2.3%
                                California Infrastructure, PG&E,
Aaa                 3,000        6.32%, 9/25/05                            2,938,125
                                Citibank Credit Card Master Trust,
Aaa                 5,000        6.10%, 5/15/08                            4,693,750
                                MBNA Master Credit Card Trust,
Aaa                 5,000        5.90%, 8/15/11                            4,554,111
                                Team Fleet Financing Corp.,
Aa3                11,000        7.35%, 5/15/03                           10,960,469
                                                                      --------------
                                                                          23,146,455
-------------------------------------------------------------------------------------
Automobiles  0.8%
                                Ford Motor Co.,
A2                  3,000       6.375%, 2/1/29                             2,450,100
A2                    600       7.45%, 7/16/31                               564,300
                                Lear Corp., Sr. Notes,
Ba1                 2,335        7.96%, 5/15/05                            2,189,063
Ba3                   770       8.25%, 2/1/02                                753,845
                                Navistar International Corp., Sr.
                                 Notes,
Baa3                2,000       7.00%, 2/1/03                              1,930,000
Ba2                   370       8.00%, 2/1/08                                347,800
                                                                      --------------
                                                                           8,235,108
-------------------------------------------------------------------------------------
Banks  1.8%
                                Bank Nova Scotia NY,
A1                  3,900        6.50%, 7/15/07                            3,666,000
                                Barclays Bank PLC,
Aa3                   500        7.40%, 12/15/09                             488,425

    See Notes to Financial Statements                                     17

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
------------------------------------------------------------------------------------------
                                Bayer Hypo-Vereinsbank,
Aa3            $      300        8.741%, 6/30/31                      $      280,380
                                Bayerische Landesbank,
Aaa                 1,950        5.875%, 12/1/08                           1,752,445
                                Capital One Bank, Sr. Note,
Baa2                3,000        7.08%, 10/30/01                           2,966,070
                                Chon Hung Bank,
Ba3                 2,150        Zero Coupon, 1/7/05                       2,171,500
                                Compass Bank,
A1                  1,300        8.10%, 8/15/09                            1,276,223
                                HVB Funding Trust III,
A1                    200        9.00%, 10/22/31                             192,040
                                KBC Bank Funding Trust,
A1                  2,500        9.86%, 11/29/49                           2,569,250
                                Keycorp Capital,
A1                    750        7.75%, 7/15/29                              652,553
                                National Australia Bank Ltd.,
A1                  2,100        6.40%, 12/10/07                           2,084,250
                                                                      --------------
                                                                          18,099,136
-------------------------------------------------------------------------------------
Beverages  0.1%
                                Coca Cola Bottling Co.,
Baa2                  600        6.375%, 5/1/09                              537,948
-------------------------------------------------------------------------------------
Broadcasting  0.1%
                                Liberty Media Corp., Notes,
Baa3                  400       7.875%, 7/15/09                              389,576
Baa3                  700       8.50%, 7/15/29                               685,930
                                                                      --------------
                                                                           1,075,506
-------------------------------------------------------------------------------------
Cable & Pay Television Systems  0.7%
                                British Sky Broadcasting Group,
Baa3                  500        6.875%, 2/23/09                             423,275
                                Century Communications Corp., Sr.
                                 Note,
B2                  2,000        9.75%, 2/15/02                            1,995,000
                                Comcast Cable Communications,
Baa2                2,000        8.375%, 5/1/07                            2,060,300

    18                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
------------------------------------------------------------------------------------------
                                CSC Holdings, Inc., Sr. Notes,
Ba1            $      900        7.25%, 7/15/08                       $      846,342
Ba1                   475       7.875%, 12/15/07                             464,279
                                Rogers Cablesystems Ltd.,
Ba3                   885        11.00%, 12/1/15                             973,500
                                                                      --------------
                                                                           6,762,696
-------------------------------------------------------------------------------------
Captive Finance  0.7%
                                Ford Motor Credit Co., Note,
A2                  1,950       6.70%, 7/16/04                             1,890,915
A2                    400       7.375%, 10/28/09                             386,544
                                Sears Roebuck Acceptance Corp.,
                                 Note,
A3                  5,000        6.38%, 10/7/02                            4,882,350
                                                                      --------------
                                                                           7,159,809
-------------------------------------------------------------------------------------
Cellular Communications  0.1%
                                Rogers Cantel, Inc.,
Baa3                  790        9.375%, 6/1/08                              817,650
-------------------------------------------------------------------------------------
Chemicals  0.1%
                                Lyondell Chemical Co.,
Ba3                   325        9.625%, 5/1/07                              325,000
                                Monsanto Co.,
A1                    245       6.50%, 12/1/18                               218,599
A1                    585       6.75%, 12/15/27                              532,970
                                                                      --------------
                                                                           1,076,569
-------------------------------------------------------------------------------------
Commercial Services  0.1%
                                Cendant Corp., Notes,
Baa1                1,400        7.75%, 12/1/03                            1,350,272
-------------------------------------------------------------------------------------
Containers  0.7%
                                Owens Illinois, Inc., Sr. Note,
Ba1                   975        7.85%, 5/15/04                              898,667
                                Pactiv Corp.,
Baa3                5,000        7.20%, 12/15/05                           4,650,750
Baa3                1,650       7.95%, 12/15/25                            1,497,524
                                                                      --------------
                                                                           7,046,941

    See Notes to Financial Statements                                     19

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
------------------------------------------------------------------------------------------
Diversified Operations  0.1%
                                Cox Enterprises Inc.,
Baa1           $      900        6.625%, 6/14/02                      $      886,140
-------------------------------------------------------------------------------------
Electrical Services  0.7%
                                AES Corp., Sr. Note,
Ba1                 1,640        9.50%, 6/1/09                             1,656,400
                                Calpine Corp., Sr. Notes,
Ba1                 1,355        10.50%, 5/15/06                           1,422,750
                                Cogentrix Inc., Sr. Notes,
Ba1                   950        8.10%, 3/15/04                              918,270
                                Edison Mission Energy Co., Sr.
                                 Note,
Baa1                  900        7.73%, 6/15/09                              876,771
                                PSEG Energy Holdings, Inc., Sr.
                                 Note,
Ba1                   870        10.00%, 10/1/09                             922,200
                                Utilicorp United Inc., Sr. Note,
Baa3                  800        7.00%, 7/15/04                              766,528
                                                                      --------------
                                                                           6,562,919
-------------------------------------------------------------------------------------
Financial Services  0.7%
                                Capital One Financial Corp., Note,
Baa3                  850        7.25%, 5/1/06                               795,812
                                Heller Financial, Inc., Note,
A3                    800        6.00%, 3/19/04                              753,912
                                Osprey Trust Inc.,
Baa2                3,000        8.31%, 1/15/03                            3,018,120
                                RBF Finance Co.
Ba3                   415        11.375%, 3/15/09                            451,312
                                Sanwa Finance,
Baa1                1,250        8.35%, 7/15/09                            1,242,950
                                Washington Mutual Inc., Notes,
A3                  1,000        7.50%, 8/15/06                              982,450
                                                                      --------------
                                                                           7,244,556
-------------------------------------------------------------------------------------
Foods  0.4%
                                Kroger Co., Sr. Notes,
Baa3                3,400       6.375%, 3/1/08                             3,068,840

    20                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
------------------------------------------------------------------------------------------
                                Kroger Co., Sr. Notes,
Baa3           $    1,000       7.25%, 6/1/09                         $      945,150
Baa3                  250       7.70%, 6/1/29                                232,325
                                                                      --------------
                                                                           4,246,315
-------------------------------------------------------------------------------------
Healthcare Services/Hospital Management  0.2%
                                HCA-The Healthcare Co., Notes,
Ba2                   825        6.91%, 6/15/05                              756,938
                                Tenet Healthcare Corp., Sr. Notes,
Ba1                   620        7.875%, 1/15/03                             608,375
                                                                      --------------
                                                                           1,365,313
-------------------------------------------------------------------------------------
Hotels & Leisure  1.0%
                                Harrahs Operating Co., Inc.,
Ba2                    95        7.875%, 12/15/05                             90,131
                                HMH Properties Inc.,
Ba2                 1,080        7.875%, 8/1/05                            1,004,400
                                Park Place Entertainment Corp.,
Ba2                   300        9.375%, 2/15/07                             301,500
Ba2                   815       7.875%, 12/15/05                             774,250
                                Royal Caribbean Cruises Ltd., Sr.
                                 Note,
Baa2                5,000        8.25%, 4/1/05                             4,768,950
                                Starwood Hotels & Resorts, Inc.,
                                 Note,
Ba1                 3,500        6.75%, 11/15/03                           3,293,500
                                                                      --------------
                                                                          10,232,731
-------------------------------------------------------------------------------------
Insurance  0.2%
                                Allstate Corp., Sr. Notes,
A1                    200        7.20%, 12/1/09                              191,386
                                Conseco Finance Trust,
B3                  2,950        8.70%, 11/15/26                           1,386,500
                                                                      --------------
                                                                           1,577,886
-------------------------------------------------------------------------------------
Investment Banking  0.7%
                                Goldman Sachs & Co., Note,
A1                  2,500        7.80%, 1/28/10                            2,487,500
                                Lehman Brothers Inc., Notes,
A3                  3,565        6.625%, 4/1/04                            3,426,001
A3                  1,370       6.625%, 2/15/06                            1,292,568
                                                                      --------------
                                                                           7,206,069

    See Notes to Financial Statements                                     21

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
------------------------------------------------------------------------------------------
Media  0.9%
                                News America Holdings Inc.,
Baa3           $    6,500        6.703%, 5/21/04(b)                   $    6,299,800
                                Time Warner, Inc.,
Baa3                2,000        8.11%, 8/15/06                            2,042,960
                                United News & Media PLC, Note,
Baa2                  550        7.25%, 7/1/04                               533,830
                                                                      --------------
                                                                           8,876,590
-------------------------------------------------------------------------------------
Miscellaneous Services
                                Comunidad Autonoma De Andalucia,
                                 Note,
Aa3                   120        7.25%, 10/1/29                              116,868
-------------------------------------------------------------------------------------
Oil & Gas Equipment & Services  0.8%
                                Amerada Hess Corp., Notes,
Baa1                  150       7.375%, 10/1/09                              146,412
Baa1                  400       7.875%, 10/1/29                              392,548
                                Atlantic Richfield Co., Note,
Aa2                 1,760        5.90%, 4/15/09                            1,609,274
                                BJ Services Co., Sr. Note,
Baa2                3,500        7.00%, 2/1/06                             3,368,470
                                El Paso Energy Corp., Notes,
Baa2                1,400        7.625%, 7/15/11                           1,372,840
                                Eott Energy Partners LP, Sr. Note,
Ba2                   670        11.00%, 10/1/09                             683,400
                                                                      --------------
                                                                           7,572,944
-------------------------------------------------------------------------------------
Oil & Gas Exploration/Production  0.8%
                                Gulf Canada Resources Ltd.,
Ba2                 1,420        9.25%, 1/15/04                            1,427,980
                                Limestone Electron Trust,
Baa3                4,250        8.625%, 3/15/03                           4,296,198
                                Parker & Parsley Petroleum Co., Sr.
                                 Note,
Ba2                   500        8.875%, 4/15/05                             489,070

    22                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
------------------------------------------------------------------------------------------
                                Seagull Energy Corp., Sr. Notes,
Ba1            $      615        7.875%, 8/1/03                       $      596,550
                                Union Pacific Resources Group,
                                 Inc.,
                                 Sr. Note,
Baa1                  600        7.95%, 4/15/29                              601,914
                                                                      --------------
                                                                           7,411,712
-------------------------------------------------------------------------------------
Paper & Forest Products  0.6%
                                International Paper Co., Notes,
Baa1                3,000        8.00%, 7/8/03                             3,028,830
                                Scotia Pacific Co.,
Baa2                4,800        7.71%, 7/20/28                            3,168,000
                                                                      --------------
                                                                           6,196,830
-------------------------------------------------------------------------------------
Printing  0.1%
                                World Color Press Inc.,
Baa3                  260       8.375%, 11/15/08                             247,000
Baa3                  815       7.75%, 2/15/09                               755,913
                                                                      --------------
                                                                           1,002,913
-------------------------------------------------------------------------------------
Real Estate Investment Trust  0.3%
                                Duke Realty Ltd., Sr. Note,
Baa1                  800        7.30%, 6/30/03                              788,800
                                ERP Operating, LP, Notes,
A3                    400       7.10%, 6/23/04                               388,624
A3                  2,000       6.63%, 4/13/05(b)                          1,890,080
                                                                      --------------
                                                                           3,067,504
-------------------------------------------------------------------------------------
Retail  0.5%
                                Federated Dept. Stores, Inc., Sr.
                                 Notes,
Baa1                2,500       8.125%, 10/15/02                           2,519,800
Baa1                2,500       8.50%, 6/15/03                             2,500,825
                                                                      --------------
                                                                           5,020,625
-------------------------------------------------------------------------------------
Savings & Loan  0.1%
                                Sovereign Bancorp Inc., Sr. Notes,
Ba3                   445       10.25%, 5/15/04                              439,402
Ba3                   750       10.50%, 11/15/06                             750,000
                                                                      --------------
                                                                           1,189,402

    See Notes to Financial Statements                                     23

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
------------------------------------------------------------------------------------------
Telecommunications  1.4%
                                AT&T Canada Inc., Sr. Note,
Baa3           $      500        7.65%, 9/15/06                       $      498,520
                                Electric Lightwave Inc., Note,
A2                    900        6.05%, 5/15/04                              831,600
                                Global Crossing Holdings Ltd., Sr.
                                 Note,
Ba2                 1,465        9.125%, 11/15/06                          1,413,725
                                LCI International Inc.,
Baa1                3,550        7.25%, 6/15/07                            3,431,252
                                Qwest Communications Int'l., Inc.,
                                 Sr. Note,
Baa1                1,870        7.50%, 11/1/08                            1,827,925
                                Sprint Capital Corp., Note,
Baa1                2,500        6.875%, 11/15/28                          2,159,075
                                Telecomunicaciones de Puerto Rico,
                                 Notes,
Baa2                1,800       6.65%, 5/15/06                             1,683,000
Baa2                1,400       6.80%, 6/15/09                             1,282,750
                                Williams Communications Group,
                                 Inc.,
                                 Sr. Notes,
B2                    680       10.70%, 10/1/07                              656,200
B2                    385       10.875%, 10/1/09                             365,750
                                                                      --------------
                                                                          14,149,797
-------------------------------------------------------------------------------------
Utilities  1.9%
                                Calenergy Co., Inc., Sr. Note,
Baa3                4,500        6.96%, 9/15/03                            4,414,545
                                Cleveland Electric Illuminating,
                                 Note,
Ba1                 2,000        7.67%, 7/1/24                             2,001,000
                                Hydro-Quebec,
A2                    125       7.50%, 4/1/16                                124,163
A2                  1,175       9.40%, 2/1/21                              1,399,225
                                Niagara Mohawk Power Corp.,
Baa2                4,500       7.375%, 8/1/03                             4,490,820
Baa2                2,000       8.00%, 6/1/04                              2,019,100

    24                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
------------------------------------------------------------------------------------------
                                TXU Eastern Funding Co.,
Baa1           $    5,000        6.45%, 5/15/05                       $    4,685,400
                                                                      --------------
                                                                          19,134,253
-------------------------------------------------------------------------------------
Waste Management  0.1%
                                Allied Waste North America Inc.,
                                 Sr. Note,
Ba3                   490        7.625%, 1/1/06                              441,000
                                                                      --------------
                                Total corporate bonds
                                 (cost $208,808,704)                     199,092,659
                                                                      --------------
-------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES  12.1%
                                United States Treasury Bonds,
                   19,000       13.875%, 5/15/11                          25,759,820
                    6,983       8.75%, 5/15/17                             8,871,692
                   10,000(c)    8.125%, 8/15/19                           12,220,300
                    7,000       8.75%, 5/15/20                             9,084,670
                    2,700       7.625%, 11/15/22                           3,196,125
                   13,800       7.125%, 2/15/23                           15,520,722
                    1,400       6.75%, 8/15/26                             1,528,184
                    3,400       6.125%, 8/15/29                            3,499,348
                    7,400       8.125%, 8/15/21                            9,142,478
                                United States Treasury Notes,
                      350       5.875%, 11/15/04                             345,517
                       20       6.75%, 5/15/05                                20,487
                   24,000       6.625%, 5/15/07                           24,577,440
                    5,757       6.50%, 2/15/10                             5,946,808
                                                                      --------------
                                Total U.S. government securities
                                 (cost $118,738,949)                     119,713,591
-------------------------------------------------------------------------------------
FOREIGN GOVERNMENT OBLIGATIONS  0.9%
                                Province of Quebec, (Canada)
A2                    780       5.75%, 2/15/09                               699,972
A2                    800       7.125%, 2/9/24                               763,920
                                Province of Saskatchewan, (Canada)
A1                    500       9.125%, 2/15/21                              584,015

    See Notes to Financial Statements                                     25

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
------------------------------------------------------------------------------------------
                                Republic of Phillipines,
                                 (Philippines)
Ba1            $      300       8.875%, 4/15/08                       $      264,000
                                Republic of Philippines,
                                 (Philippines)
Ba1                   400       8.875%, 4/15/08                              352,000
                                United Mexican States, (Mexico)
Baa3                2,500       10.375%, 2/17/09(d)                        2,682,500
Baa3                  600       7.312%, 12/31/19                             596,250
Baa3                1,200       7.602%, 12/31/19                           1,192,500
Baa3                1,700       7.80%, 12/31/19                            1,689,375
                                                                      --------------
                                Total foreign government
                                 obligations
                                 (cost $8,462,116)                         8,824,532
                                                                      --------------
                                Total debt obligations
                                 (cost $336,009,769)                     327,630,782
                                                                      --------------
                                Total long-term investments
                                 (cost $875,398,047)                     938,410,313
                                                                      --------------
SHORT-TERM INVESTMENTS  4.7%
Corporate Bonds  2.2%
-------------------------------------------------------------------------------------
Automobiles  0.5%
Baa1                5,000       TRW Inc., Note, 6.45%, 6/15/01             5,000,000
-------------------------------------------------------------------------------------
Diversified Operations  0.2%
                                Seagram (J.) & Sons Inc., Note,
Baa3                1,400        5.79%, 4/15/01                            1,384,880
-------------------------------------------------------------------------------------
Electrical Services  0.1%
                                CMS Energy Corp., Sr. Note,
Ba3                 1,300        8.00%, 7/1/01                             1,288,820
-------------------------------------------------------------------------------------
Foods  0.2%
                                Kroger Co., Sr. Note,
Baa3                1,800        6.34%, 6/1/01                             1,773,000
-------------------------------------------------------------------------------------
Oil & Gas Equipment & Services  0.1%
                                El Paso Energy Corp., Sr. Note,
Baa2                1,000        6.625%, 7/15/01                             991,910

    26                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Portfolio of Investments as of July 31, 2000 Cont'd.

Moody's        Principal
Rating         Amount
(Unaudited)    (000)            Description                           Value (Note 1)
------------------------------------------------------------------------------------------
Paper & Forest Products  0.2%
                                Fort James Corp., Note,
Baa2           $    2,000        6.234%, 3/15/01                      $    1,983,800
-------------------------------------------------------------------------------------
Real Estate Investment Trust  0.5%
                                ERP Operating, LP, Notes,
A3                  5,000        6.15%, 9/15/00                            4,991,566
-------------------------------------------------------------------------------------
Utilities  0.3%
                                Western Massachusetts Electric Co.,
Baa3                3,000        7.375%, 7/1/01                            2,985,150
-------------------------------------------------------------------------------------
Waste Management  0.1%
                                Waste Management Inc.,
Ba1                 1,000        6.125%, 7/15/01(b)                          968,720
                                                                      --------------
                                Total corporate bonds
                                 (cost $21,495,039)                       21,367,846
-------------------------------------------------------------------------------------
Repurchase Agreement  2.5%
                                Joint Repurchase Agreement Account,
                                 6.538%, 8/1/00
                   24,667        (cost $24,667,000; Note 5)               24,667,000
                                                                      --------------
                                Total short-term investments
                                 (cost $46,162,039)                       46,034,846
                                                                      --------------
                                Total Investments  99.5%
                                 (cost $921,560,086; Note 4)             984,445,159
                                Other assets in excess of
                                 liabilities  0.5%                         5,173,176
                                                                      --------------
                                Net Assets  100%                      $  989,618,335
                                                                      --------------
                                                                      --------------

--------------------------------------------------------------------------------
(a) Non-income producing security.
(b) Mandatory put/call.
(c) Principal partially pledged as initial margin on financial futures contracts.
(d) Unit which includes 5,384 Value Recovery Rights expiring 12/31/03.
ADR--American Depository Receipt.
The Fund's current SAI contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     27

       Prudential Balanced Fund        As of July 31, 2000
             Statement of Assets and Liabilities

                                                                  July 31, 2000
--------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $921,560,086)                         $  984,445,159
Cash                                                                     298,736
Dividends and interest receivable                                      7,146,723
Receivable for investments sold                                        1,078,227
Receivable for Fund shares sold                                          654,678
Prepaid expenses                                                          29,230
                                                                  --------------
      Total assets                                                   993,652,753
                                                                  --------------
LIABILITIES
Payable for Fund shares reacquired                                     2,231,587
Management fee payable                                                   556,413
Distribution fee payable                                                 188,410
Payable for investments purchased                                        159,984
Withholding tax payable                                                   11,935
Due to broker-variation margin                                             2,503
Accrued expenses                                                         883,586
                                                                  --------------
      Total liabilities                                                4,034,418
                                                                  --------------
NET ASSETS                                                        $  989,618,335
                                                                  --------------
                                                                  --------------
Net assets were comprised of:
   Shares of beneficial interest, at par                          $      791,407
   Paid-in capital in excess of par                                  859,718,009
                                                                  --------------
                                                                     860,509,416
   Undistributed net investment income                                 2,436,307
   Accumulated net realized gain on investments                       63,763,164
   Net unrealized appreciation on investments                         62,909,448
                                                                  --------------
Net assets, July 31, 2000                                         $  989,618,335
                                                                  --------------
                                                                  --------------

    28                                     See Notes to Financial Statements

       Prudential Balanced Fund        As of July 31, 2000 Cont'd.
             Statement of Assets and Liabilities

                                                                  July 31, 2000
--------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share
      ($523,901,788 / 41,853,976 shares of beneficial
      interest issued and outstanding)                                    $12.52
   Maximum sales charge (5% of offering price)                              0.66
   Maximum offering price to public                                       $13.18
Class B:
   Net asset value, offering price and redemption price per
      share
      ($336,850,965 / 26,993,582 shares of beneficial
      interest issued and outstanding)                                    $12.48
Class C:
   Net asset value and redemption price per share
      ($9,855,065 / 789,753 shares of beneficial interest
      issued and outstanding)                                             $12.48
   Sales charge (1% of offering price)                                      0.13
   Offering price to public                                               $12.61
Class Z:
   Net asset value, offering price and redemption price per
      share
      ($119,010,517 / 9,503,345 shares of beneficial interest
      issued and outstanding)                                             $12.52

    See Notes to Financial Statements                                     29

       Prudential Balanced Fund
             Statement of Operations

                                                                        Year
                                                                        Ended
                                                                    July 31, 2000
---------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest (net of foreign withholding taxes of $10,646)           $  30,097,289
   Dividends (net of foreign withholding taxes of $313,412)            10,297,899
                                                                    -------------
      Total income                                                     40,395,188
                                                                    -------------
Expenses
   Management fee                                                       6,779,981
   Distribution fee--Class A                                            1,305,099
   Distribution fee--Class B                                            3,273,578
   Distribution fee--Class C                                               82,655
   Transfer agent's fees and expenses                                   2,420,000
   Reports to shareholders                                                343,000
   Custodian's fees and expenses                                          193,000
   Legal fees and expenses                                                 70,000
   Registration fees                                                       60,000
   Audit fees                                                              40,000
   Trustees' fees and expenses                                             21,000
   Insurance expense                                                       17,000
   Miscellaneous                                                           13,510
                                                                    -------------
      Total expenses                                                   14,618,823
                                                                    -------------
Net investment income                                                  25,776,365
                                                                    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
Net realized gain on:
   Investment transactions                                             75,968,879
   Financial futures transactions                                          67,125
   Foreign currency transactions                                            2,141
                                                                    -------------
                                                                       76,038,145
                                                                    -------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                        (15,786,199)
   Financial futures                                                       24,375
                                                                    -------------
                                                                      (15,761,824)
                                                                    -------------
Net gain on investments                                                60,276,321
                                                                    -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $  86,052,686
                                                                    -------------
                                                                    -------------

    30                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Statement of Changes in Net Assets

                                                        Year Ended July 31,
                                                 ----------------------------------
                                                       2000               1999
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                          $   25,776,365     $   22,728,264
   Net realized gain on investments and
      foreign currency transactions                   76,038,145         58,971,735
   Net change in unrealized appreciation
      (depreciation) of investments                  (15,761,824)        24,344,289
                                                 ----------------    --------------
   Net increase in net assets resulting from
      operations                                      86,052,686        106,044,288
                                                 ----------------    --------------
Dividends and distributions (Note 1)
   Dividends to shareholders from net
      investment income
      Class A                                        (13,885,233)       (11,600,552)
      Class B                                         (7,290,106)        (7,501,189)
      Class C                                           (191,351)          (147,713)
      Class Z                                         (3,555,499)        (3,085,601)
                                                 ----------------    --------------
                                                     (24,922,189)       (22,335,055)
                                                 ----------------    --------------
   Distributions to shareholders from net
      realized gains on investments
      Class A                                        (34,600,438)       (33,667,951)
      Class B                                        (27,903,897)       (35,854,241)
      Class C                                           (676,969)          (670,807)
      Class Z                                         (8,022,304)        (7,850,486)
                                                 ----------------    --------------
                                                     (71,203,608)       (78,043,485)
                                                 ----------------    --------------
Fund share transactions (net of share
   conversions)
   (Note 7)
   Net proceeds from shares subscribed               128,616,112        174,931,450
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions                     91,690,955         95,452,760
   Cost of shares reacquired                        (314,910,778)      (341,670,552)
                                                 ----------------    --------------
   Net decrease in net assets from Fund shares
      transactions                                   (94,603,711)       (71,286,342)
                                                 ----------------    --------------
      Total decrease                                (104,676,822)       (65,620,594)
NET ASSETS
Beginning of year                                  1,094,295,157      1,159,915,751
                                                 ----------------    --------------
End of year(a)                                    $  989,618,335     $1,094,295,157
                                                 ----------------    --------------
                                                 ----------------    --------------
------------------------------
(a) Includes undistributed net investment
    income of:                                    $    2,436,307     $    1,780,283
                                                 ----------------    --------------

    See Notes to Financial Statements                                     31

       Prudential Balanced Fund
             Notes to Financial Statements

      Prudential Balanced Fund (the 'Fund') is registered under the Investment Company Act of 1940, as a diversified, open-end, management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on February 23, 1987. The investment objective of the Fund is to achieve a high total investment return consistent with moderate risk. The Fund invests in a diversified portfolio of equity securities, debt obligations and money market instruments. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific country, industry or region.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    Any security for which the primary market is on
an exchange (including Nasdaq National Market System equity securities) is valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, the mean between the last bid and asked prices quoted on such day or at the bid price in the absence of an asked price. Corporate bonds (other than convertible debt securities) and U.S. Government and agency securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued on the basis of valuations provided by an independent pricing service. Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed to be over-the-counter, are valued at the mean between the most recently quoted bid and asked prices provided by principal market makers. Forward currency exchange contracts are valued at the current cost of offsetting the contract on the day of valuation. Options are valued at the mean between the most recently quoted bid and asked prices. Futures and options thereon are valued at their last sales price as of the close of the commodities exchange or board of trade.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost which approximates market value.

      In connection with transactions in repurchase agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the
    32

       Prudential Balanced Fund
             Notes to Financial Statements Cont'd.

value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

      Foreign Currency Translation:    The books and records of the Fund are
maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

      (i) market value of investment securities, other assets and liabilities--at the closing daily rate of exchange.

      (ii) purchases and sales of investment securities, income and expenses--at the rate of exchange prevailing on the respective dates of such transactions.

      Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the fiscal period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the fiscal period. Accordingly, realized foreign currency gains (losses) are included in the reported net realized gains on investment transactions.

      Net realized gains on foreign currency transactions represent net foreign exchange gains from the holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.
                                                                          33

       Prudential Balanced Fund
             Notes to Financial Statements Cont'd.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the statement of operations as net realized gain (loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Federal Income Taxes:    It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's understanding of the applicable country's tax rates.

      Dividends and Distributions:    The Fund expects to pay dividends of net
investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions are recorded on the ex-dividend date.

      Income distributions and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Reclassification of Capital Accounts:    The Fund accounts and reports for
distributions to shareholders in accordance with American Institute of Certified Public Accountants, Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies. The effect of applying this statement was to decrease undistributed net investment income by $198,152 and increase accumulated net realized gain on investments by $198,152 due to differing treatments of characterization of distribution and
    34

       Prudential Balanced Fund
             Notes to Financial Statements Cont'd.

foreign currency transactions. Net investment income, net realized gains and net assets were not affected by this change.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM has responsibility for all investment advisory services and supervises the subadviser's performance of such services. PIFM has entered into a subadvisory agreement with The Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that PIC will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIC is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIC's performance of such services. PIFM pays for the services of PIC, the compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      For the period August 1, 1999 through December 31, 1999, the management fee paid PIFM was computed daily and payable monthly at an annual rate of .65 of 1% of the Fund's average daily net assets. Effective January 1, 2000, the management fee paid PIFM is computed daily and payable monthly at an annual rate of .65 of 1% of the Fund's average daily net assets up to $1 billion and .60 of 1% of the average net assets of the Fund in excess of $1 billion.

      Effective January 1, 2000, the subadvisory fee paid to PIC by PIFM is computed daily and payable monthly at an annual rate of .325 of 1% of the average daily net assets of the Fund. Prior to January 1, 2000, PIC was reimbursed by PIFM for reasonable costs and expenses incurred in furnishing investment advisory services.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'), which acts as the distributor of the Class A, Class B, Class C and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred. The distribution fees were accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. Effective May 4, 2000, such expenses for the Fund were .25 of 1% of the average daily net assets of the Class A, B and C shares. Prior to May 4, 2000, such expenses under the Plans were .25 of 1%, 1%
                                                                          35

       Prudential Balanced Fund
             Notes to Financial Statements Cont'd.

and 1% of the average daily net assets of the Class A, Class B and Class C shares, respectively.

      PIMS has advised the Fund that it has received approximately $146,000 and $14,400 in front-end sales charges resulting from sales of Class A and Class C shares, respectively, during the year ended July 31, 2000. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the Fund that for the year ended July 31, 2000, it received approximately $559,900 and $4,700 in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders, respectively.

      PIC, PIFM and PIMS are wholly owned subsidiaries of The Prudential Insurance Company of America ('Prudential').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $1 billion. Interest on any such borrowings will be at market rates. The purpose of the agreement is to serve as an alternative source of funding for capital share redemptions. The Funds pay a commitment fee at an annual rate of .080 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 9, 2001. Prior to March 9, 2000, the commitment fee was .065 of 1% of the unused portion of the credit facility. The Fund did not borrow any amounts pursuant to the SCA during the year ended July 31, 2000.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM, serves as the Fund's transfer agent. During the year ended July 31, 2000, the Fund incurred fees of approximately $1,883,500 for the services of PMFS. As of July 31, 2000, approximately $138,700 of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to nonaffiliates.

      For the year ended July 31, 2000, Prudential Securities Incorporated ('PSI') earned approximately $16,890 in brokerage commissions from portfolio transactions executed on behalf of the Fund.

Note 4. Portfolio Securities
Purchases and sales of investment securities of the Fund, other than short-term investments, for the year ended July 31, 2000, were $910,749,243 and
    36

       Prudential Balanced Fund
             Notes to Financial Statements Cont'd.

$1,012,308,582, respectively, which includes purchases and sales of U.S. government obligations of $257,709,344 and $197,717,329, respectively.

      The cost basis of investments for federal income tax purposes at July 31, 2000 was $922,558,807 and, accordingly, net unrealized appreciation of investments for federal income tax purposes was $61,886,352 (gross unrealized appreciation--$110,362,846; gross unrealized depreciation--$48,476,494).

      During the year ended July 31, 2000, the Fund entered into financial futures contracts. Details of open contracts at July 31, 2000 are as follows:

                                                   Value at       Value at        Unrealized
Number of                          Expiration       Trade         July 31,       Appreciation/
Contracts           Type              Date           Date           2000        (Depreciation)
---------     -----------------    -----------    ----------     ----------     ---------------
               Long Positions:
    20         U.S. Long Bond      Sept. 2000     $1,947,500     $1,971,875        $  24,375
                                                                                ---------------
                                                                                ---------------

Note 5. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Government or federal agency obligations. As of July 31, 2000, the Fund had a 4.4% undivided interest in repurchase agreements in the joint account. The undivided interest for the Fund represented $24,667,000 in principal amount. As of such date, each repurchase agreement in the joint account and the value of the collateral therefor was as follows:

      ABN AMRO Incorporated, 6.56%, in the principal amount of $100,000,000, repurchase price $100,018,222, due 8/1/00. The value of the collateral including accrued interest was $102,000,029

      Bear, Stearns & Co. Inc., 6.55%, in the principal amount of $100,000,000, repurchase price $100,018,194, due 8/1/00. The value of the collateral including accrued interest was $102,926,906.

      Greenwich Capital Markets, Inc., 6.57%, in the principal amount of $110,000,000, repurchase price $110,020,075, due 8/1/00. The value of the collateral including accrued interest was $112,201,716.

      Merrill Lynch, Pierce, Fenner & Smith, Inc., 6.45%, in the principal amount of $97,030,000, repurchase price $97,047,384, due 8/1/00. The value of the collateral including accrued interest was $98,970,864.

      Salomon Smith Barney, Inc., 6.55%, in the principal amount of $155,000,000, repurchase price $155,028,201, due 8/1/00. The value of the collateral including accrued interest was $158,174,190.
                                                                          37

       Prudential Balanced Fund
             Notes to Financial Statements Cont'd.

Note 6. Proposed Reorganization
On May 2, 2000, the Trustees of the Fund approved an Agreement and Plan of Reorganization (the 'Plan'), which provides for the transfer of all of the assets and liabilities of Prudential Balanced Fund to Prudential Active Balanced Fund in exchange for Class A, B, C and Z shares of the Prudential Active Balanced Fund and Prudential Active Balanced Fund's assumption of the liabilities of the Balanced Fund.

      The Plan is subject to approval by the shareholders of the Balanced Fund at a shareholder meeting scheduled to be held on October 27, 2000. If the Plan is approved, it is expected that the reorganization will take place on or about November 3, 2000. The Active Balanced Fund and the Balanced Fund will each bear their pro-rata share of the costs of the reorganization, including cost of proxy solicitation.

Note 7. Capital
The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. Of the 79,140,656 shares of beneficial interest issued and outstanding at July 31, 2000, Prudential owned 8,871,583.

      The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share.

      Transactions in shares of beneficial interest for the years ended July 31, 2000 and July 31, 1999 were as follows:

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended July 31, 2000:
Shares sold                                                   4,033,642    $  50,333,004
Shares issued in reinvestment of dividends and
  distributions                                               3,791,453       45,326,432
Shares reacquired                                           (12,913,869)    (159,529,027)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion         (5,088,774)     (63,869,591)
Shares issued upon conversion from Class B                    6,151,387       76,096,080
                                                            -----------    -------------
Net increase in shares outstanding                            1,062,613    $  12,226,489
                                                            -----------    -------------
                                                            -----------    -------------

    38

       Prudential Balanced Fund
             Notes to Financial Statements Cont'd.

Class A                                                       Shares          Amount
----------------------------------------------------------  -----------    -------------
Year ended July 31, 1999:
Shares sold                                                   5,888,331    $  72,630,854
Shares issued in reinvestment of dividends and
  distributions                                               3,548,537       42,190,816
Shares reacquired                                           (10,211,802)    (126,616,025)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion           (774,934)     (11,794,355)
Shares issued upon conversion from Class B                    3,108,715       37,656,869
                                                            -----------    -------------
Net increase in shares outstanding                            2,333,781    $  25,862,514
                                                            -----------    -------------
                                                            -----------    -------------
Class B
----------------------------------------------------------
Year ended July 31, 2000:
Shares sold                                                   2,936,826    $  36,153,322
Shares issued in reinvestment of dividends and
  distributions                                               2,857,445       33,967,629
Shares reacquired                                            (7,995,030)     (98,644,645)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion         (2,200,759)     (28,523,694)
Shares reacquired upon conversion into Class A               (6,181,542)     (76,096,080)
                                                            -----------    -------------
Net decrease in shares outstanding                           (8,382,301)   $(104,619,774)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended July 31, 1999:
Shares sold                                                   4,593,047    $  56,428,035
Shares issued in reinvestment of dividends and
  distributions                                               3,520,532       41,558,742
Shares reacquired                                           (12,029,878)    (147,746,960)
                                                            -----------    -------------
Net decrease in shares outstanding before conversion         (3,916,299)     (49,760,183)
Shares reacquired upon conversion into Class A               (3,122,676)     (37,656,869)
                                                            -----------    -------------
Net decrease in shares outstanding                           (7,038,975)   $ (87,417,052)
                                                            -----------    -------------
                                                            -----------    -------------
Class C
----------------------------------------------------------
Year ended July 31, 2000:
Shares sold                                                     259,720    $   3,202,108
Shares issued in reinvestment of dividends and
  distributions                                                  69,684          829,129
Shares reacquired                                              (328,169)      (4,045,276)
                                                            -----------    -------------
Net increase (decrease) in shares outstanding                     1,235    $     (14,039)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended July 31, 1999:
Shares sold                                                     311,461    $   3,843,335
Shares issued in reinvestment of dividends and
  distributions                                                  65,181          770,023
Shares reacquired                                              (319,838)      (3,923,655)
                                                            -----------    -------------
Net increase in shares outstanding                               56,804    $     689,703
                                                            -----------    -------------
                                                            -----------    -------------
Class Z
----------------------------------------------------------
Year ended July 31, 2000:
Shares sold                                                   3,140,525    $  38,927,678
Shares issued in reinvestment of dividends and
  distributions                                                 966,703       11,567,765
Shares reacquired                                            (4,246,206)     (52,691,830)
                                                            -----------    -------------
Net decrease in shares outstanding                             (138,978)   $  (2,196,387)
                                                            -----------    -------------
                                                            -----------    -------------
Year ended July 31, 1999:
Shares sold                                                   3,393,149    $  42,029,226
Shares issued in reinvestment of dividends and
  distributions                                                 918,694       10,933,179
Shares reacquired                                            (5,089,268)     (63,383,912)
                                                            -----------    -------------
Net decrease in shares outstanding                             (777,425)   $ (10,421,507)
                                                            -----------    -------------
                                                            -----------    -------------

       Prudential Balanced Fund
             Financial Highlights

                                                                      Class A
                                                                  ----------------
                                                                     Year Ended
                                                                   July 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $  12.66
                                                                  ----------------
Income from investment operations
Net investment income                                                      .33
Net realized and unrealized gain on investment transactions                .71
                                                                  ----------------
      Total from investment operations                                    1.04
                                                                  ----------------
Less distributions
Dividends from net investment income                                     (0.33)
Distributions from net realized gains on investment and
   foreign currency transactions                                         (0.85)
                                                                  ----------------
      Total distributions                                                (1.18)
                                                                  ----------------
Net asset value, end of year                                          $  12.52
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                          8.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $523,902
Average net assets (000)                                              $522,040
Ratios to average net assets:
   Expenses, including distribution fees and service (12b-1)
   fees                                                                   1.20%
   Expenses, excluding distribution fees and service (12b-1)
   fees                                                                    .95%
   Net investment income                                                  2.66%
Portfolio turnover rate                                                     96%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
    40                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Financial Highlights Cont'd.

                                       Class A
-------------------------------------------------------------------------------------
                                 Year Ended July 31,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
    $  12.63             $  14.01             $  11.85             $  12.04
----------------     ----------------     ----------------     ----------------
         .29                  .33                  .34                  .31
         .92                  .29                 2.96                  .28
----------------     ----------------     ----------------     ----------------
        1.21                  .62                 3.30                  .59
----------------     ----------------     ----------------     ----------------
        (.29)                (.34)                (.36)                (.29)
            )
        (.89                (1.66)                (.78)                (.49)
----------------     ----------------     ----------------     ----------------
       (1.18)               (2.00)               (1.14)                (.78)
----------------     ----------------     ----------------     ----------------
    $  12.66             $  12.63             $  14.01             $  11.85
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
       10.37%                5.05%               29.09%                4.89%
    $516,281             $485,690             $497,461             $262,096
    $493,917             $493,828             $306,717             $246,609
        1.17%                1.19%                1.17%                1.20%
         .92%                 .94%                 .92%                 .95%
        2.34%                2.51%                2.84%                2.53%
         103%                 144%                 140%                  97%

    See Notes to Financial Statements                                     41

       Prudential Balanced Fund
             Financial Highlights Cont'd.

                                                                      Class B
                                                                  ----------------
                                                                     Year Ended
                                                                   July 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $  12.61
                                                                  ----------------
Income from investment operations
Net investment income                                                      .28
Net realized and unrealized gain on investment transactions                .68
                                                                  ----------------
      Total from investment operations                                     .96
                                                                  ----------------
Less distributions
Dividends from net investment income                                      (.24)
Distributions from net realized gains on investment and
   foreign currency transactions                                          (.85)
                                                                  ----------------
      Total distributions                                                (1.09)
                                                                  ----------------
Net asset value, end of year                                          $  12.48
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(a):                                                          8.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $336,851
Average net assets (000)                                              $391,969
Ratios to average net assets:
   Expenses, including distribution fees and service (12b-1)
   fees                                                                   1.77%
   Expenses, excluding distribution fees and service (12b-1)
   fees                                                                    .95%
   Net investment income                                                  2.08%
Portfolio turnover rate                                                     96%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions.
    42                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Financial Highlights Cont'd.

                                       Class B
-------------------------------------------------------------------------------------
                                 Year Ended July 31,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
    $  12.57             $  13.96             $  11.80             $  12.00
----------------     ----------------     ----------------     ----------------
         .20                  .24                  .26                  .21
         .92                  .27                 2.95                  .28
----------------     ----------------     ----------------     ----------------
        1.12                  .51                 3.21                  .49
----------------     ----------------     ----------------     ----------------
        (.19)                (.24)                (.27)                (.20)
            )
        (.89                (1.66)                (.78)                (.49)
----------------     ----------------     ----------------     ----------------
       (1.08)               (1.90)               (1.05)                (.69)
----------------     ----------------     ----------------     ----------------
    $  12.61             $  12.57             $  13.96             $  11.80
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
        9.44%                4.28%               28.24%                4.05%
    $445,946             $533,354             $625,715             $420,465
    $490,071             $578,432             $431,425             $437,792
        1.92%                1.94%                1.92%                1.95%
         .92%                 .94%                 .92%                 .95%
        1.60%                1.76%                2.09%                1.78%
         103%                 144%                 140%                  97%

    See Notes to Financial Statements                                     43

       Prudential Balanced Fund
             Financial Highlights Cont'd.

                                                                      Class C
                                                                  ----------------
                                                                     Year Ended
                                                                   July 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year                                    $  12.61
                                                                      --------
Income from investment operations
Net investment income                                                      .26
Net realized and unrealized gain on investment transactions                .70
                                                                      --------
      Total from investment operations                                     .96
                                                                      --------
Less distributions
Dividends from net investment income                                      (.24)
Distributions from net realized gains on investment and
   foreign currency transactions                                          (.85)
                                                                      --------
      Total distributions                                                (1.09)
                                                                      --------
Net asset value, end of year                                          $  12.48
                                                                      --------
                                                                      --------
TOTAL RETURN(b):                                                          8.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (000)                                         $  9,855
Average net assets (000)                                              $ 10,104
Ratios to average net assets:
   Expenses, including distribution fees and service (12b-1)
   fees                                                                   1.77%
   Expenses, excluding distribution fees and service (12b-1)
   fees                                                                    .95%
   Net investment income                                                  2.09%
Portfolio turnover rate                                                     96%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions.
    44                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Financial Highlights Cont'd.

                                       Class C
-------------------------------------------------------------------------------------
                                 Year Ended July 31,
-------------------------------------------------------------------------------------
      1999                 1998                 1997                 1996
-------------------------------------------------------------------------------------
    $  12.57             $  13.96             $  11.80             $  12.00
----------------     ----------------     ----------------     ----------------
         .20                  .24                  .26                  .21
         .92                  .27                 2.95                  .28
----------------     ----------------     ----------------     ----------------
        1.12                  .51                 3.21                  .49
----------------     ----------------     ----------------     ----------------
        (.19)                (.24)                (.27)                (.20)
            )
        (.89                (1.66)                (.78)                (.49)
----------------     ----------------     ----------------     ----------------
       (1.08)               (1.90)               (1.05)                (.69)
----------------     ----------------     ----------------     ----------------
    $  12.61             $  12.57             $  13.96             $  11.80
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
        9.44%                4.28%               28.24%                4.05%
    $  9,939             $  9,201             $  7,023             $  3,525
    $  9,535             $  8,175             $  4,790             $  2,444
        1.92%                1.94%                1.92%                1.95%
         .92%                 .94%                 .92%                 .95%
        1.60%                1.76%                2.09%                1.78%
         102%                 144%                 140%                  97%

    See Notes to Financial Statements                                     45

       Prudential Balanced Fund
             Financial Highlights Cont'd.

                                                                      Class Z
                                                                  ----------------
                                                                     Year Ended
                                                                   July 31, 2000
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $  12.67
                                                                  ----------------
Income from investment operations
Net investment income                                                      .36
Net realized and unrealized gain (loss) on investment
transactions                                                               .70
                                                                  ----------------
      Total from investment operations                                    1.06
                                                                  ----------------
Less distributions
Dividends from net investment income                                      (.36)
Distributions from net realized gains on investment and
foreign currency transactions                                             (.85)
                                                                  ----------------
      Total distributions                                                (1.21)
                                                                  ----------------
Net asset value, end of period                                        $  12.52
                                                                  ----------------
                                                                  ----------------
TOTAL RETURN(b):                                                          9.02%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $119,010
Average net assets (000)                                              $122,550
Ratios to average net assets:
   Expenses, including distribution fees and service (12b-1)
   fees                                                                    .95%
   Expenses, excluding distribution fees and service (12b-1)
   fees                                                                    .95%
   Net investment income                                                  2.91%
Portfolio turnover rate                                                     96%

------------------------------
(a) Commencement of offering of Class Z shares.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(c) Annualized.
    46                                     See Notes to Financial Statements

       Prudential Balanced Fund
             Financial Highlights Cont'd.

                                       Class Z
-------------------------------------------------------------------------------------
                   Year Ended July 31,                         March 1, 1996(a)
----------------------------------------------------------         through
      1999                 1998                 1997            July 31, 1996
-------------------------------------------------------------------------------------
    $  12.64             $  14.01             $  11.85             $  12.16
----------------     ----------------     ----------------     ----------------
         .33                  .37                  .46                  .13
         .91                  .29                 2.87                 (.28)
----------------     ----------------     ----------------     ----------------
        1.24                  .66                 3.33                 (.15)
----------------     ----------------     ----------------     ----------------
        (.32)                (.37)                (.39)                (.16)
            )
        (.89                (1.66)                (.78)                  --
----------------     ----------------     ----------------     ----------------
       (1.21)               (2.03)               (1.17)                (.16)
----------------     ----------------     ----------------     ----------------
    $  12.67             $  12.64             $  14.01             $  11.85
----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------
       10.63%                5.37%               29.39%               (1.24)%
    $122,129             $131,671             $129,459             $  4,015
    $121,398             $128,358             $ 99,391             $  4,217
         .92%                 .94%                 .92%                 .95%(c)
         .92%                 .94%                 .92%                 .95%(c)
        2.60%                2.76%                3.12%                2.72%(c)
         102%                 144%                 140%                  97%

    See Notes to Financial Statements                                     47

       Prudential Balanced Fund

             Report of Independent Accountants

To the Shareholders and Board of Trustees of Prudential Balanced Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Balanced Fund (the 'Fund') at July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The accompanying financial highlights for the period ended July 31, 1996 were audited by other independent accountants, whose opinion dated September 16, 1996 was unqualified.

As described in Note 6 to the financial statements, on May 2, 2000, the Board of Trustees of the Fund approved an Agreement and Plan of Reorganization, subject to shareholder approval, whereby the Fund would be merged into Prudential Active Balanced Fund.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
September 22, 2000
    48

       Prudential Balanced Fund

             Tax Information (Unaudited)

      We are required by the Internal Revenue Code to advise you within 60 days of the Fund's fiscal year end (July 31, 2000) as to the federal tax status of dividends and distributions paid by the Fund during such fiscal year. Accordingly, we are advising you that in the fiscal year ended July 31, 2000, dividends paid from net investment income were $.333 per share for Class A shares, $.238 per share for Class B and Class C shares and $.363 per share for Class Z shares, which are taxable as ordinary income. In addition, the Fund paid to Class A, B, C and Z shares a short-term capital gain distribution of $.15, which is taxable as ordinary income and a long-term capital gain distribution of $.70.

      We also wish to advise you that 34.08% of the dividends paid from ordinary income in the fiscal year ended July 31, 2000 qualified for the corporate dividends received deduction available to corporate tax payers.

      We are required by Massachusetts, Missouri and Oregon to inform you that dividends which have been derived from interest on federal obligations are not taxable to shareholders. Please be advised that 9.50% of the dividends paid from ordinary income in the fiscal year ended July 31, 2000 qualify for each of these states' tax exclusion. In January 2001, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2000.

Prudential Balanced Fund

   Class A          Growth of a $10,000 Investment

(GRAPH)


Average Annual Total Returns as of 7/31/00

                    One Year      Five Years    Ten Years     Since Inception
With Sales Charge    3.40%          10.17%        10.59%      10.71% (1/22/90)
Without Sales Charge 8.85%          11.31%        11.16%      11.25% (1/22/90)

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The information within the graph is designed to give you an idea of how much the Fund's return can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return for the past ten years.
The graph compares a $10,000 investment in the Prudential
Balanced Fund Class A shares with a
similar investment in the Lehman Brothers
Government/Credit Bond Index and the Standard & Poor's
500 Composite Stock Price Index (S&P 500 Index) by portraying the account value at the beginning of the ten-year period, and at the end of the current fiscal year (July 31, 2000), as measured on a quarterly basis, beginning in 1990. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable Class A front-end sales charge was deducted from the initial $10,000 investment; (b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested.
The Lehman Brothers Government/Credit Bond Index is a weighted index of public, fixed-rate, non-convertible domestic corporate debt securities rated at least investment grade, and public obligations of the U.S. Treasury. The S&P 500 Index is an unmanaged index of
500 stocks of large U.S. companies, which gives a broad look at how stock prices have performed. The total returns of both indexes include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the indexes may differ substantially from the securities in the Fund. These indexes are not the only indexes that may be used to characterize performance of balanced funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with SEC regulations.

                        www.prudential.com (800) 225-1852

Class B    Growth of a $10,000 Investment

(GRAPH)


Average Annual Total Returns as of 7/31/00

                    One Year      Five Years    Ten Years     Since Inception
With Sales Charge    3.22%          10.37%       10.33%       9.29% (9/15/87)
Without Sales Charge 8.22%          10.51%       10.33%       9.29% (9/15/87)

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The information within the graph is designed to give you an idea of how much the Fund's return can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return for the past ten years.
The graph compares a $10,000 investment in the Prudential Balanced Fund Class B shares with a similar investment in the Lehman Brothers
Government/Credit Bond Index and the Standard & Poor's
500 Composite Stock Price Index (S&P 500 Index) by portraying the account value at the beginning of the ten-year period, and at the end of the current fiscal year (July 31, 2000), as measured on a quarterly basis, beginning in 1990. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable contingent deferred sales charge for Class B shares was deducted from the value of the investment, assuming full redemption on July 31, 2000;
(b) all recurring fees (including management fees) were deducted; and (c) all dividends and distributions were reinvested. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. This conversion feature is not reflected in the graph.
The Lehman Brothers Government/Credit Bond Index is a weighted index of public, fixed-rate, non-convertible domestic corporate debt securities rated at least investment grade, and public obligations of the U.S. Treasury. The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies, which gives a broad look at how stock prices have performed. The total returns of both indexes include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the indexes may differ substantially from the securities in the Fund. These indexes are not the only indexes that may be used to characterize performance of balanced funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with SEC regulations.

Prudential Balanced Fund

        Class C      Growth of a $10,000 Investment

(GRAPH)

Average Annual Total Returns as of 7/31/00

                    One Year      Five Years    Ten Years     Since Inception
With Sales Charge     6.13%         10.28%         N/A            10.65%
Without Sales Charge  8.22%         10.51%         N/A            10.84%

Past performance is not indicative of future results.
Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The information within the graph is designed to give you an idea of how much the Fund's return can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since the inception of the share class.
The graph compares a $10,000 investment in the Prudential
Balanced Fund Class C shares with a
similar investment in the Lehman Brothers
Government/Credit Bond Index and the Standard & Poor's
500 Composite Stock Price Index (S&P 500 Index) by portraying the account value at the commencement of operations of Class C shares, and at the end of the current fiscal year (July 31, 2000), as measured on a quarterly basis, beginning in 1994. For purposes of the graph, and unless otherwise indicated, it has been assumed that (a) the maximum applicable Class C front-end sales charge was deducted from the initial $10,000 investment; (b) the maximum applicable Class C contingent deferred sales charge was deducted from the value of the investment, assuming full redemption on July 31, 2000;
(c) all recurring fees (including management fees) were deducted; and (d) all dividends and distributions were reinvested.
The Lehman Brothers Government/Credit Bond Index is a weighted index of public, fixed-rate, nonconvertible domestic corporate debt securities rated at least investment grade, and public obligations of the U.S.
Treasury. The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies, which gives a broad look at how stock prices have performed. The total returns of both indexes include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the indexes may differ substantially from the securities in the Fund. These indexes are not the only indexes that may be used to characterize performance of balanced funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with SEC regulations.

                    www.prudential.com (800) 225-1852

Class Z       Growth of a $10,000 Investment

(GRAPH)

Average Annual Total Returns as of 7/31/00

                    One Year      Five Years    Ten Years     Since Inception
With Sales Charge    9.02%           N/A           N/A            11.61%
Without Sales Charge 9.02%           N/A           N/A            11.61%

Past performance is not indicative of future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The information within the graph is designed to give you an idea of how much the Fund's return can fluctuate from year to year by measuring the best and worst calendar years in terms of total annual return since the inception of the share class.
The graph compares a $10,000 investment in the Prudential Balanced Fund Class Z shares with a similar investment in the Lehman Brothers
Government/Credit Bond Index and the Standard & Poor's
500 Composite Stock Price Index (S&P 500 Index) by portraying the account value at the commencement of operations of Class Z shares, and at the end of the current fiscal year (July 31, 2000), as measured on a quarterly basis, beginning in 1996. For purposes of the graph, and unless otherwise indicated, it has been assumed that all dividends and distributions were reinvested. Class Z shares are not subject to a sales charge or distribution and service (12b-1) fees.
The Lehman Brothers Government/Credit Bond Index is a weighted index of public, fixed-rate, non-convertible domestic corporate debt securities rated at least investment grade, and public obligations of the U.S. Treasury. The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. companies, which gives a broad look at how stock prices have performed. The total returns of both indexes include the reinvestment of all dividends, but do not include the effect of sales charges or operating expenses of a mutual fund. The securities that comprise the indexes may differ substantially from the securities in the Fund. These indexes are not the only indexes that may be used to characterize performance of balanced funds. Other indexes may portray different comparative performance. Investors cannot invest directly in an index. This graph is furnished to you in accordance with SEC regulations.

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Visit Prudential's web site at:
http://www.prudential.com

Trustees
Delayne Dedrick Gold
Robert F. Gunia
Saul K. Fenster, Ph.D.
Douglas H. McCorkindale
W. Scott McDonald, Jr.
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Robin B. Smith
John R. Strangfeld
Louis A. Weil, III
Clay T. Whitehead

Officers
John R. Strangfeld, President
Robert F. Gunia, Vice President
David R. Odenath, Jr., Vice President
Grace C. Torres, Treasurer
Marguerite E. H. Morrison, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments
   Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment
   Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Gardner, Carton & Douglas
Quaker Tower
321 North Clark Street
Chicago, IL 60610-4795


Fund Symbols           NASDAQ          CUSIP
Class A                PFCAX         74431M105
Class B                PRFCX         74431M204
Class C                PBFCX         74431M303
Class Z                PFCZX         74431M402

MF134E

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